PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT

6.	PROPERTY, PLANT AND EQUIPMENT

The reconciliation of the carrying amounts of the items comprising “Property, plant and equipment” at the beginning and end of the reporting period:

Cost	Balance at 12/31/2023	Additions	Derecognitions	Balance at 06/30/2024
Machinery and equipment	638	168	-	806
Other fixtures, fittings and tools	10	7	-	17
Total	648	175	-	823
Accumulated depreciation (Note 14)

Machinery and equipment	(311)	(54)	-	(365)
Other fixtures, fittings and tools	(4)	(11)	-	(15)
Total	(315)	(65)	-	(380)
Carrying amount	333	110	-	443

Cost	Balance at 12/31/2022	Additions	Derecognitions	Balance at 06/30/2023
Machinery and equipment	394	244	-	638
Other fixtures, fittings and tools	10	-	-	10
Total	404	244	-	648
Accumulated depreciation (Note 14)

Machinery and equipment	(200)	(111)	-	(311)
Other fixtures, fittings and tools	(4)	-	-	(4)
Total	(204)	(111)	-	(315)
Carrying amount	200	133	-	333

The increase in the carrying amount of property, plant, and equipment at June 30, 2024 and 2023, is primarily attributable to substantial investments in machinery and equipment. Such additions have been measured at cost in accordance with applicable accounting standards.